COMMITMENTS, CONTINGENCIES AND LITIGATION -Credit Agreement (Details 1) - Term Loan $ in Thousands	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
2016	$ 3,000
2017	3,000
2018	3,000
2019	285,000
Total term loan	$ 294,000